Investments in joint ventures and associates	12 Months Ended
Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates [abstract]
Investments in joint ventures and associates
21 Investments in joint ventures and associates

	Joint ventures		Associates

	2024	2023	2024	2023

On January 1	1,430	1,430	2,906	165

Additions	1	49	-	2,765

Disposals	-	-	(34)	(12)

Share in net income	238	196	345	103

Share in changes in equity (note 25.6)	(27)	(2)	85	(9)

Impairment losses	-	-	-	(25)

Dividend	(141)	(211)	(199)	(81)

Net exchange difference	1	(32)	-	-

Other	-	-	19	-

On December 31	1,503	1,430	3,122	2,906